THE ADVISORS' INNER CIRCLE FUND

                        SANDS CAPITAL GLOBAL GROWTH FUND
                                  (THE "FUND")

                    SUPPLEMENT DATED SEPTEMBER 1, 2010 TO THE
   INSTITUTIONAL SHARES AND INVESTOR SHARES PROSPECTUSES (THE "PROSPECTUSES")
                AND STATEMENT OF ADDITIONAL INFORMATION ("SAI")
                           EACH DATED MARCH 31, 2010

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUSES AND SAI AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUSES AND SAI.
--------------------------------------------------------------------------------
Effective August 6, 2010, Julian D. Pick is no longer a portfolio manager of the Fund. Accordingly, all references to Julian D. Pick are hereby removed from the Prospectuses and SAI in their entirety. The remaining members of the investment team will continue to be jointly and primarily responsible for the day-to-day management of the Fund.



               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                 SAN-SK-001-0100